Derivatives (Tables) - Sunlight	6 Months Ended
Jun. 30, 2021
Schedule of Derivative Assets at Fair Value

Sunlight’s derivative asset is recorded at fair value in the accompanying Condensed Consolidated Balance Sheets as follows:

	Balance Sheet	June 30,	December 31,
	Location	2021	2020
Contract derivative 1	Other assets	$415	$1,435
Contract derivative 2	Other assets	233	—
		$648	$1,435

The following table summarizes notional amounts related to derivatives:

	June 30,	December 31,
	2021	2020
Contract derivative 1(a)	$27,143	$59,770
Contract derivative 2(b)	23,928	n.a.

a.     Represents the carrying value of Indirect Channel Loans for the purchase and installation of home improvements other than residential solar energy systems held by Sunlight’s Bank Partner.

b.     Represents the unpaid principal balance of the Loans at time of sale to the Indirect Channel Loan Purchaser for which Sunlight is entitled to income in the event of prepayment of the Indirect Channel Loan.

Schedule of derivative instrument

The following table summarizes all income (loss) recorded in relation to derivatives:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Change in fair value of contract derivatives, net
Contract derivative 1	$28	$184	$(1,020)	$455
Contract derivative 2	41	n.a.	233	n.a.
	$69	$184	$(787)	$455
Realized gains on contract derivatives, net
Contract derivative 1	$678	$89	$2,945	$121
Contract derivative 2	41	n.a.	41	n.a.
	$719	$89	$2,986	$121